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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-02464

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                              MFS SERIES TRUST IX
              (Exact name of registrant as specified in charter)

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              111 Huntington Avenue, Boston, Massachusetts 02199
              (Address of principal executive offices) (Zip code)

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                             Christopher R. Bohane
                   Massachusetts Financial Services Company
                             111 Huntington Avenue
                          Boston, Massachusetts 02199
                   (Name and address of agents for service)

                               -----------------

      Registrant's telephone number, including area code: (617) 954-5000

               Date of fiscal year end: April 30 and October 31*

            Date of reporting period: July 1, 2018 - June 30, 2019

* MFS Inflation-Adjusted Bond Fund, a series of the Registrant, has a fiscal year end of October 31. The fiscal year ends of the remaining series of the Registrant are April 30.

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ITEM 1. PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02464
Reporting Period: 07/01/2018 - 06/30/2019
MFS Series Trust IX









=========================== MFS Corporate Bond Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== MFS Inflation - Adjusted Bond Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== MFS Limited Maturity Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== MFS Municipal Limited Maturity Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== MFS Total Return Bond Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title):  David DiLorenzo*
                           ---------------------------------------------------
                           David DiLorenzo, President and Principal
                           Executive Officer

Date: August 28, 2019

*By (Signature and Title)  /s/ Susan A. Pereira
                           ---------------------------------------------------
                           Susan A. Pereira, as attorney-in-fact

* Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated June 1, 2017. (1)

(1)Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on June 27, 2017 (accession number 0001104659-17-041693).